Document And Entity Information	Dec. 29, 2020
Document Information [Line Items]
Entity, Registrant Name	BOSTON OMAHA CORPORATION
Document, Type	8-K/A
Document, Period End Date	Dec. 29, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38113
Entity, Tax Identification Number	27-0788438
Entity, Address, Address Line One	1601 Dodge St.
Entity, Address, Address Line Two	Suite 3300
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68102
City Area Code	857
Local Phone Number	256-0079
Title of 12(b) Security	Class A common stock
Trading Symbol	BOMN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	UBB 8-K/A Filing - Amendment No 2
Amendment Flag	true
Entity, Central Index Key	0001494582